Note 8 - Employee Costs Payable	12 Months Ended
Nov. 30, 2014
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]
8.	Employee costs payable

As at November 30, 2014, the Company had $Nil (2013 - $336,327) salaries payable to Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company and $181,204 (2013 - $172,289) for other amounts payable to certain employees. These balances are due on demand and therefore presented as current liabilities.